Non-current Assets Held for Sale - (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of Noncurrent Assets Held for Sale [Abstract]
Disclosure of Non-current Assets Held for Sale

(In millions of won)
December 31, 2021
Investments in associates	Carrot General Insurance Co., Ltd.	￦	8,734